Note 11 - Short Term Notes Payable (Details)				1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 02, 2018 USD ($)	Jan. 22, 2018 USD ($)	Jun. 28, 2016 USD ($)	May 31, 2018	Apr. 16, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Feb. 01, 2016 USD ($)
Merchant Note Payable #1 [Member] | Notes Payable to Banks [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount									$ 150,000
Debt Instrument, Interest Rate, Stated Percentage									23.00%
Repayments of Debt							$ 44,061
Principal Balance Outstanding								$ 69,854
Debt Instrument, Description						This loan was personally guaranteed by an Officer of the Company. The Company has negotiated a payment and payoff arrangements for this debt and completed full payment in 2018.
Merchant Note Payable #2 [Member] | Notes Payable to Banks [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount			$ 43,500
Debt Instrument, Interest Rate, Stated Percentage			31.00%
Repayments of Debt						$ 8,650
Principal Balance Outstanding								$ 26,484
Debt Instrument, Maturity Date, Description			September of 2017
Perfectly Green Corporation [Member] | Notes Payable, Other Payables [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount		$ 60,000
Debt Instrument, Interest Rate, Stated Percentage		3.00%
Repayments of Short-term Debt						$ 10,437
Debt Instrument, Term		60 days
Merchant Note Payable #3 [Member] | Notes Payable to Banks [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						26.00%
Principal Balance Outstanding						$ 53,362
Power Up Lending Group, LLC [Member] | Convertible Debt [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Number of Stock Issuances				3
Convertible Preferred Stock, Terms of Conversion				The Series C Preferred Stock is convertible into common stock after 6 months at the option of the Holder. The conversion into common stock shares is determined by the use of the lowest price of the trading common stock in a 20 day period prior to the elected date to convert. The price is determined by the discount rate of 35% of the lowest price to determine the number of shares. The Series C Preferred is classified as a liability on the Balance Sheet because it is mandatorily redeemable after its 15 month term if not fully converted by that date.
Short-term Debt						$ 48,680
Redemption of Redstart Series C Preferred Shares #1 [Member] | Convertible Debt [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares					68,000
Redemption of Redstart Series C Preferred Shares #2 [Member] | Convertible Debt [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares) | shares					73,000
Redstart Holdings Corp. (“RHC”) [Member] | Power Up Lending Group, LLC [Member] | Convertible Debt [Member]
Note 11 - Short Term Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount	$ 328,500
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Private Transaction Description	Effective as of September 2, 2018 Redstart Holdings Corp. (“RHC”) acquired from Power Up Lending Group Ltd., all of the $219,000 Series C Preferred Stock of ABCO Energy, Inc. owned by Power-Up for a one year promissory note from RHC for the principal amount of $328,500 plus interest at 8% per annum pursuant to a Stock Purchase Agreement dated October 31, 2018 (“SPA”). The Company agreed to the transactions contemplated by the SPA.